SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Interest on lease liabilities (per ASC 842)	$ 36	$ 97	$ 66
Operating lease expense (per ASC 842)	812	866	828
Short-term lease expense (other than ASC 842)	444	44	20
Total lease expense	$ 1,256	$ 910	$ 848